UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202

 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

U.S. Global Airline ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.4%
	Australia - 1.0%
247,291	Qantas Airways, Ltd.	$1,130,874
	Canada - 0.9%
51,973	Air Canada (a)	1,092,984
	China - 1.0%
1,610,910	China Southern Airlines Corporation, Ltd.	1,109,465
	France - 2.0%
70,411	Air France KLM SA (a)	1,110,132
696	Dassault Aviation SA	1,125,684
		2,235,816
	Germany - 1.0%
39,621	Deutsche Lufthansa	1,100,922
	Hong Kong - 1.0%
435,027	TravelSky Technology, Ltd.	1,133,289
	Ireland - 1.0%
10,264	Ryanair Holdings plc - ADR (a)	1,082,031
	Israel - 0.8%
1,249,834	El Al Israel Airlines, Ltd.	841,874
	Japan - 1.0%
32,911	Japan Airlines Company, Ltd.	1,113,753
	Mexico - 2.0%
608,270	Grupo Aeromexico SAB de CV (a)	1,122,343
24,600	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,091,994
		2,214,337
	Sweden - 1.0%
346,293	SAS AB (a)	1,109,682
	Switzerland - 1.0%
29,246	Wizz Air Holdings plc (a)	1,121,214
	Turkey - 2.1%
126,895	Celebi Hava Servisi AS	1,186,696
221,119	TAV Havalimanlari Holding AS	1,095,371
		2,282,067
	United Kingdom - 3.0%
158,216	Dart Group plc	1,137,428
67,124	easyJet plc	1,094,643
137,199	International Consolidated Airlines Group SA (a)	1,091,128
		3,323,199

	United States - 79.6%
58,915	Alaska Air Group, Inc.	4,493,447
32,435	Allegiant Travel Company	4,271,690
283,745	American Airlines Group, Inc.	13,475,050
13,003	Boeing Company	3,305,493
278,469	Delta Air Lines, Inc.	13,427,775
16,043	General Dynamics Corporation	3,298,120
115,383	Hawaiian Holdings, Inc. (a)	4,332,632
238,860	JetBlue Airways Corporation (a)	4,426,076
74,586	SkyWest, Inc.	3,274,325
237,392	Southwest Airlines Company	13,289,204
132,282	Spirit Airlines, Inc. (a)	4,419,542
61,450	Textron, Inc.	3,310,926
214,172	United Continental Holdings, Inc. (a)	13,038,791
		88,363,071
	TOTAL COMMON STOCKS (Cost $106,556,880)	109,254,578

	PREFERRED STOCKS - 1.1%
	Brazil - 1.1%
55,564	Gol Linhas Aereas Inteligentes SA - ADR (a)	1,174,623
	TOTAL PREFERRED STOCKS (Cost $1,171,450)	1,174,623

	SHORT-TERM INVESTMENTS- 0.3%
347,569	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 0.91%*	347,569
	TOTAL SHORT-TERM INVESTMENTS (Cost $347,569)	347,569
	TOTAL INVESTMENTS - 99.8% (Cost $108,075,899)	110,776,770
	Other Assets in Excess of Liabilities - 0.2%	187,134
	NET ASSETS - 100.0%	$110,963,904

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of September 30, 2017

	The cost basis of investments for federal income tax purposes at September 30, 2017 is as follows*:

	Tax cost of investments	$108,075,899
	Gross tax unrealized appreciation	9,429,188
	Gross tax unrealized depreciation	(6,728,317)
	Net tax unrealized appreciation	$2,700,871

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Australia - 11.9%
78,928	Evolution Mining, Ltd.	$136,824
35,443	Northern Star Resources, Ltd.	137,339
168,532	Resolute Mining, Ltd.	136,162
132,192	Saracen Mineral Holdings, Ltd. (a)	136,354
66,256	St Barbara, Ltd.	136,684
87,194	Westgold Resources, Ltd. (a)	134,054
		817,417
	Canada - 62.2%
144,121	Argonaut Gold, Inc. (a)	282,986
38,351	Centerra Gold, Inc.	270,171
102,305	Dundee Precious Metals, Inc. (a)	221,377
8,683	Franco-Nevada Corporation	672,759
31,925	IAMGOLD Corporation (a)	194,743
15,993	Kirkland Lake Gold, Ltd.	206,105
75,806	Klondex Mines, Ltd. (a)	276,431
68,220	OceanaGold Corporate	206,123
70,659	Premier Gold Mines, Ltd. (a)	202,166
28,912	Richmont Mines, Inc. (a)	270,327
202,686	Roxgold, Inc. (a)	201,427
74,782	Silvercorp Metals, Inc.	202,575
19,327	SSR Mining, Inc. (a)	205,059
40,174	Tahoe Resources, Inc. (a)	211,717
35,524	Wheaton Precious Metals Corporation	678,152
		4,302,118
	Switzerland - 2.0%
71,753	Centamin plc	139,320

	South Africa - 9.0%
5,327	Anglo American Platinum, Ltd. (a)	135,745
63,377	Gold Fields, Ltd. - ADR	273,155
111,385	Harmony Gold Mining Company, Ltd. - ADR	203,835
		612,735
	United Kingdom - 4.0%
70,251	Highland Gold Mining, Ltd.	137,439
806,096	Pan African Resources plc	140,422
		277,861
	United States - 9.8%
7,841	Royal Gold, Inc.	674,640
	TOTAL COMMON STOCKS (Cost $6,689,224)	6,824,091

	WARRANTS - 0.0%
	Australia - 0.0%
3,274	Westgold Resources, Ltd., 2.00%	822
	TOTAL WARRANTS (Cost $1,159)	822

	SHORT-TERM INVESTMENTS - 1.6%
111,631	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 0.91%*	111,631
	TOTAL SHORT-TERM INVESTMENTS (Cost $111,631)	111,631
	TOTAL INVESTMENTS - 100.5% (Cost $6,802,014)	6,936,544
	Liabilities in Excess of Other Assets - (0.5)%	(32,712)
	NET ASSETS - 100.0%	$6,903,832

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the seven-day yield as of September 30, 2017

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

	US Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$109,254,578	$-	$-	$109,254,578
Preferred Stocks	1,174,623	-	-	1,174,623
Short-Term Investments	347,569	-	-	347,569
Total Investments in Securities	$110,776,770	$-	$-	$110,776,770
^See Schedule of Investments for breakout of investments by country.

	US Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,824,091	$-	$-	$6,824,091
Warrants	822	-	-	822
Short-Term Investments	111,631	-	-	111,631
Total Investments in Securities	$6,936,544	$-	$-	$6,936,544
^See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30 2017, the Funds did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)            /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date       November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date       November 29, 2017

By (Signature and Title)*           /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       November 29, 2017

* Print the name and title of each signing officer under his or her signature.